Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Provisions	R$ 1,934,020	R$ 956,696	R$ 1,828,916
Provision for litigations, additions	365,503	375,226
Provision for litigations, reversals	(203,033)	(152,975)
Construction cost, additions/(rev.)	(3,385)	(12,217)
Monetary restatement	63,304	96,964
Additions to assets	27,844	10,471
Settlement	(344,547)	(345,138)
Transfers/others	573	(844,551)
Increase decrease in provisions through business combinations	1,071,065
Provisions for legal claims	1,934,020	956,696	1,492,916
Current provisions		0	336,000
Tax [Member]
Disclosure of contingent liabilities [line items]
Provisions	146,084	217,232	208,430
Provision for litigations, additions	10,361	13,588
Provision for litigations, reversals	(4,441)	(9,436)
Construction cost, additions/(rev.)	0	0
Monetary restatement	7,507	23,723
Additions to assets	0	0
Settlement	(70,382)	(19,073)
Transfers/others	(14,193)	0
Increase decrease in provisions through business combinations	0
Tax [Member] | Cofins [Member]
Disclosure of contingent liabilities [line items]
Provisions	114,714	143,831	133,371
Provision for litigations, additions	290	0
Provision for litigations, reversals	(1,324)	0
Construction cost, additions/(rev.)	0	0
Monetary restatement	3,121	10,460
Additions to assets	0	0
Settlement	(31,204)	0
Transfers/others	0	0
Increase decrease in provisions through business combinations	0
Tax [Member] | Other provisions for legal claims [Member]
Disclosure of contingent liabilities [line items]
Provisions	31,370	73,401	75,059
Provision for litigations, additions	10,071	13,588
Provision for litigations, reversals	(3,117)	(9,436)
Construction cost, additions/(rev.)	0	0
Monetary restatement	4,386	13,263
Additions to assets	0	0
Settlement	(39,178)	(19,073)
Transfers/others	(14,193)	0
Increase decrease in provisions through business combinations	0
Labors [Member]
Disclosure of contingent liabilities [line items]
Provisions	287,244	307,085	386,639
Provision for litigations, additions	141,515	157,965
Provision for litigations, reversals	(52,590)	(84,258)
Construction cost, additions/(rev.)	0	0
Monetary restatement	42,193	6,358
Additions to assets	0	0
Settlement	(151,043)	(159,619)
Transfers/others	0	0
Increase decrease in provisions through business combinations	84
Employee Benefits
Disclosure of contingent liabilities [line items]
Provisions	31,222	40,469	37,516
Provision for litigations, additions	4,773	7,951
Provision for litigations, reversals	(5,805)	(1,311)
Construction cost, additions/(rev.)	0	0
Monetary restatement	0	0
Additions to assets	0	0
Settlement	(8,215)	(3,687)
Transfers/others	0	0
Increase decrease in provisions through business combinations	0
Civil [Member]
Disclosure of contingent liabilities [line items]
Provisions	408,044	382,959	1,188,593
Provision for litigations, additions	198,753	189,806
Provision for litigations, reversals	(134,232)	(52,936)
Construction cost, additions/(rev.)	(3,385)	(12,217)
Monetary restatement	25,749	66,158
Additions to assets	27,844	10,471
Settlement	(113,452)	(162,365)
Transfers/others	(6,050)	(844,551)
Increase decrease in provisions through business combinations	29,858
Civil [Member] | Civil And Administrative Claims [Member]
Disclosure of contingent liabilities [line items]
Provisions	159,728	168,225	954,667
Provision for litigations, additions	190,842	188,730
Provision for litigations, reversals	(126,769)	(47,880)
Construction cost, additions/(rev.)	0	0
Monetary restatement	22,598	67,389
Additions to assets	0	(269)
Settlement	(98,487)	(150,812)
Transfers/others	170	(843,600)
Increase decrease in provisions through business combinations	3,149
Civil [Member] | Easements [Member]
Disclosure of contingent liabilities [line items]
Provisions	132,550	97,971	114,125
Provision for litigations, additions	206	286
Provision for litigations, reversals	(45)	(1,977)
Construction cost, additions/(rev.)	(5,554)	(15,308)
Monetary restatement	(375)	0
Additions to assets	29,996	2,065
Settlement	(8,145)	(1,220)
Transfers/others	(1,733)	0
Increase decrease in provisions through business combinations	20,229
Civil [Member] | Expropriations And Property [Member]
Disclosure of contingent liabilities [line items]
Provisions	103,386	112,035	112,764
Provision for litigations, additions	3,979	528
Provision for litigations, reversals	(1,363)	(2,074)
Construction cost, additions/(rev.)	2,169	3,091
Monetary restatement	3,279	200
Additions to assets	(2,152)	8,675
Settlement	(6,298)	(10,198)
Transfers/others	(9,487)	(951)
Increase decrease in provisions through business combinations	1,224
Civil [Member] | Customers [Member]
Disclosure of contingent liabilities [line items]
Provisions	803	906	2,444
Provision for litigations, additions	206	160
Provision for litigations, reversals	(9)	(198)
Construction cost, additions/(rev.)	0	0
Monetary restatement	216	(1,365)
Additions to assets	0	0
Settlement	(516)	(135)
Transfers/others	0	0
Increase decrease in provisions through business combinations	0
Civil [Member] | Environmental [Member]
Disclosure of contingent liabilities [line items]
Provisions	11,577	3,822	4,593
Provision for litigations, additions	3,520	102
Provision for litigations, reversals	(6,046)	(807)
Construction cost, additions/(rev.)	0	0
Monetary restatement	31	(66)
Additions to assets	0	0
Settlement	(6)	0
Transfers/others	5,000	0
Increase decrease in provisions through business combinations	5,256
Regulatory [Member]
Disclosure of contingent liabilities [line items]
Provisions	13,939	8,951	R$ 7,738
Provision for litigations, additions	7,962	5,916
Provision for litigations, reversals	(4,433)	(5,034)
Construction cost, additions/(rev.)	0	0
Monetary restatement	2,914	725
Additions to assets	0	0
Settlement	(1,455)	(394)
Transfers/others	0	0
Increase decrease in provisions through business combinations	0
Contingent Liabilities from Business Combinations [Member]
Disclosure of contingent liabilities [line items]
Provisions	685,022	0
Provision for litigations, additions	1,453
Provision for litigations, reversals	(1,532)
Construction cost, additions/(rev.)	0
Monetary restatement	6,277
Additions to assets	0
Settlement	0
Transfers/others	20,816
Increase decrease in provisions through business combinations	658,008
Total provisions for legal claims [Member]
Disclosure of contingent liabilities [line items]
Provisions	1,571,555	956,696
Provision for litigations, additions	364,817
Provision for litigations, reversals	(203,033)
Construction cost, additions/(rev.)	(3,385)
Monetary restatement	84,640
Additions to assets	27,844
Settlement	(344,547)
Transfers/others	573
Increase decrease in provisions through business combinations	687,950
Contingent consideration [member]
Disclosure of contingent liabilities [line items]
Provisions	362,465	R$ 0
Provision for litigations, additions	686
Provision for litigations, reversals	0
Construction cost, additions/(rev.)	0
Monetary restatement	(21,336)
Additions to assets	0
Settlement	0
Transfers/others	0
Increase decrease in provisions through business combinations	R$ 383,115